UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     /s/  Christine Glick     Greenwich, CT     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $319,060 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALVARION LTD                   SHS              M0861T100     7511  2269277 SH       SOLE                  2269277        0        0
AMAZON COM INC                 COM              023135106    16524   225000 SH  PUT  SOLE                   225000        0        0
APPLE INC                      COM              037833100     5298    50400 SH  CALL SOLE                    50400        0        0
APPLE INC                      COM              037833100    11521   109600 SH  CALL SOLE                   109600        0        0
ARRIS GROUP INC                COM              04269Q100     1819   246855 SH       SOLE                   246855        0        0
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4     6449  8483000 PRN      SOLE                  8483000        0        0
BLOCK H & R INC                COM              093671105     6405   352100 SH  PUT  SOLE                   352100        0        0
COMCAST CORP NEW               CL A             20030N101     6152   451013 SH       SOLE                   451013        0        0
DIODES INC                     NOTE 2.250%10/0  254543AA9     6036  7812000 PRN      SOLE                  7812000        0        0
FIRST SOLAR INC                COM              336433107     3132    23600 SH  PUT  SOLE                    23600        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691      308    33300 SH       SOLE                    33300        0        0
GENERAL MTRS CORP              DEB SR CV C 33   370442717      227    89417 SH       SOLE                    89417        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733     3899  1535000 SH       SOLE                  1535000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3393    32000 SH  PUT  SOLE                    32000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3393    32000 SH  PUT  SOLE                    32000        0        0
HARMONIC INC                   COM              413160102     3017   464127 SH       SOLE                   464127        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107      565   110000 SH  PUT  SOLE                   110000        0        0
ING PRIME RATE TR              SH BEN INT       44977W106     2849   820917 SH       SOLE                   820917        0        0
JETBLUE AIRWAYS CORP           DBCV 3.750% 3/1  477143AC5     3524  4000000 PRN      SOLE                  4000000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     7193   195029 SH       SOLE                   195029        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    13639  1637361 SH       SOLE                  1637361        0        0
MICROSOFT CORP                 COM              594918104     2061   112186 SH       SOLE                   112186        0        0
MICROSOFT CORP                 COM              594918104    10302   560800 SH  CALL SOLE                   560800        0        0
NEWMONT MINING CORP            COM              651639106     2824    63100 SH       SOLE                    63100        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AJ5     3965  3500000 PRN      SOLE                  3500000        0        0
NUVEEN FLOATING RATE INCOME    COM              67072T108     4582   780504 SH       SOLE                   780504        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    16082   530400 SH  PUT  SOLE                   530400        0        0
RTI INTL METALS INC            COM              74973W107     6083   519874 SH       SOLE                   519874        0        0
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5     3661  6000000 PRN      SOLE                  6000000        0        0
SPDR TR                        UNIT SER 1       78462F103    55664   700000 SH  PUT  SOLE                   700000        0        0
SPDR TR                        UNIT SER 1       78462F103    31808   400000 SH  PUT  SOLE                   400000        0        0
SPDR TR                        UNIT SER 1       78462F103    63616   800000 SH  PUT  SOLE                   800000        0        0
UNITED GUARDIAN INC            COM              910571108      819   116969 SH       SOLE                   116969        0        0
USEC INC                       NOTE 3.000%10/0  90333EAC2     4739  8501000 PRN      SOLE                  8501000        0        0